Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Entity Registrant Name	Atossa Therapeutics, Inc.
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35610
Entity Tax Identification Number	26-4753208
Entity Address, Address Line One	1448 NW Market Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98107
City Area Code	(206)
Local Phone Number	588-0256
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.18 par value
Trading Symbol	ATOS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001488039